Stock Option Plan	12 Months Ended
Sep. 30, 2011
Stock Option Plan [Abstract]
STOCK OPTION PLAN

(17) STOCK OPTION PLAN

On January 27, 2004, the Company’s stockholders approved an equity stock option plan through which options to purchase up to 250,000 shares of common stock may be granted to officers and employees of the Company. Options may be granted over a period of ten years. The option price may not be less than 100% of the fair market value of the shares on the date of the grant.

The following table summarizes Option Plan activity during fiscal years 2011, 2010, and 2009.

	Number of shares	Weighted avg. exercise price per share	Range of exercise price per share
Options outstanding at October 1, 2008	72,038	$36.42	$30.33-42.53
Forfeited	(10,000)	35.50	35.50

Options outstanding at September 30, 2009	62,038	36.56	30.33-42.53
Forfeited	(12,500)	42.17	42.17

Options outstanding at September 30, 2010	49,538	35.15	30.33-42.53
Forfeited	—	—	—

Options outstanding at September 30, 2011	49,538	$35.15	$30.33-42.53

The weighted average remaining contractual life of options outstanding at September 30, 2011, 2010, and 2009, were 4.8 years, 5.8 years and 5.6 years, respectively.

The following table provides information regarding the expiration dates of the stock options outstanding at September 30, 2011.

	Number of shares	Weighted average exercise price
Expiring on:
July 27, 2014	3,000	$35.50
November 30, 2014	500	39.79
August 1, 2015	10,000	42.17
August 4, 2015	500	42.53
July 21, 2016	15,500	32.91
November 29, 2016	6,000	39.33
July 24, 2017	14,038	30.33

	49,538	$35.15

Of the options outstanding at September 30, 2011, 45,530 are immediately exercisable and 4,008 are exercisable at future dates in accordance with the vesting schedules outlined in each stock option agreement.

The following table illustrates the range of exercise prices and the weighted average remaining contractual lives for options outstanding under the Option Plan as of September 30, 2011.

	Options Outstanding			Options Exercisable
Range of exercise prices	Number	Weighted avg. remaining contractual life	Weighted avg. exercise price	Number	Weighted avg. exercise price
$35.50	3,000	2.8 years	$35.50	3,000	$35.50
39.79	500	3.2 years	39.79	500	39.79
42.17-42.53	10,500	3.8 years	42.18	10,500	42.18
32.91	15,500	4.8 years	32.91	15,500	32.91
39.33	6,000	5.2 years	39.33	4,800	39.33
30.33	14,038	5.8 years	30.33	11,230	30.33

	49,538			45,530